Filed pursuant to Rule 497(a)(1)
File No. 333-157217
Rule 482ad

Home About Us Investors Companies Contact Blog News Investors Opportunity Unique Fund How the Fund Works How to Invest Investor FAQs Investor Relations Please review the following risks factors in order to proceed. Top of Form Please check this box and click 'accept' to acknowledge that you have read the following risk factors and that you are ready to proceed to the Public Offering Documents. Bottom of Form An investment in Keating Capital is subject to significant risks. A more detailed description of the risk factors is found in the section of the prospectus entitled "Risk Factors." You should read and understand all of these risk factors before making your decision to invest in shares of our common stock. Please read the risks below and then click Accept to proceed to the Keating Capital investor materials. We are a recently-formed company with a limited operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective. We are dependent upon key management personnel of Keating Investments, our investment adviser, for our future success, particularly Timothy J. Keating, Ranjit P. Mankekar, Kyle L. Rogers and Frederic M. Schweiger. If we lose any member of Keating Investments' senior management team, our ability to implement our business strategy could be significantly harmed. The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering or realized any capital gains from the disposition of our investments. Therefore, portions of the distributions that we make may represent a return of capital to you which will lower your tax basis in your shares, or will be treated as a gain from the sale of your shares to the extent that such distributions exceed your basis in your shares, and reduce the amount of funds we have for investment in targeted assets, although we do not intend to make any distributions representing a return of capital which would result in a total return of capital in excess of 10% of our paid-in capital. We may not be able to pay you distributions, and our distributions may not grow over time. Our investment adviser and its management have no prior experience managing a business development company. Regulations governing our operation as a business development company affect our ability to, and the way in which we, raise additional capital. As a business development company, the necessity of raising additional capital may expose us to risks and may result in dilution to our current stockholders. Any failure on our part to maintain our status as a business development company would reduce our operating flexibility. Our ability to grow will depend on our ability to raise capital. In the event we borrow money, which we currently do not intend to do, the potential for gain or loss on amounts invested would be magnified and may increase the risk of investing in us. Our financial condition and results of operations depends on our ability to manage our future growth effectively. We operate in a highly competitive market for investment opportunities. A significant portion of our portfolio will be recorded at fair value as determined in good faith by our Board of Directors and, as a result, there will be uncertainty as to the value of our portfolio investments. Even in the event the value of your investment declines, the base management fee and, in certain circumstances, the incentive fee will still be payable. We will remain subject to corporate-level income tax if we are unable to qualify as a regulated investment company under Subchapter M of the Code. There is a risk that you may not receive dividends or that our dividends may not grow over time. We are unlikely to generate capital gains during our initial years of operation, and thus our distributions, if any, during that period will likely be limited primarily to interest and preferred dividends earned on our investments prior to conversion thereof or as a return of capital. We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income. Our quarterly and annual operating results will be subject to fluctuation as a result of the nature of our business, and if we fail to achieve our investment objective, the net asset value of our common stock may decline. We are subject to financial market risks, including changes in interest rates which may have a substantial negative impact on our investments. Although we anticipate receiving current income in the form of interest and dividends from our investments, our quarterly dividends will likely be subject to substantial fluctuation due to our focus on capital appreciation from equity investments. There are significant potential conflicts of interest which could impact our investment returns. Our Board of Directors may be authorized to reclassify any unissued shares of common stock into one or more classes of preferred stock, which could convey special rights and privileges to its owners. Our Board of Directors may change our investment objective, operating policies and strategies without prior notice or stockholder approval. Keating Investments and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our stockholders. Changes in laws or regulations governing our operations may adversely affect our business. Provisions of the Maryland General Corporation Law and of our charter and bylaws could deter takeover attempts and have an adverse impact on the price of our common stock. Our investment adviser can resign on 120 days' notice and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations. To the extent that we do not realize income or choose not to retain after-tax realized capital gains, we will have a greater need for additional capital to fund our investments and operating expenses. As a result of the annual distribution requirement to qualify as a RIC, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all. Current market conditions have adversely affected the capital markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular. These conditions make it more difficult for us to achieve our investment objective, particularly as they are likely to have an even greater impact on the micro-cap and small-cap companies we intend to target. This may adversely affect the financial condition and operating results of certain micro-cap and small-cap companies in which we may invest, as well as reduce the availability of attractive micro-cap and small-cap targets for potential investment. We are currently in a period of capital markets disruption and we continue to experience recessionary conditions. These conditions are likely to have a more severe impact on micro-cap and small-cap companies, which may adversely affect our portfolio companies and reduce the number of potential micro-cap and small-cap company investments that meet our investment criteria. The potential for Keating Investments to earn incentive fees under the Investment Advisory and Administrative Services Agreement may create incentive for it to enter into investments that are riskier or more speculative than would otherwise be the case, and Keating Investments may have an incentive to increase portfolio leverage in order to earn higher base management fees. Our portfolio investments, especially until we raise significant capital from this offering, may be concentrated in a limited number of portfolio companies, which would magnify the effect of losses suffered by a few of these investments. We expect to concentrate our investments in micro-cap and small-cap companies, which are subject to many risks, including periodic downturns. Even if the equity securities of our public portfolio companies may be sold in the public markets, we expect these securities will initially be thinly traded and, as a result, the lack of liquidity in our investments may adversely affect our business, and will delay distributions of gains, if any. There is currently no public market for shares of our common stock, and we may be unable to obtain a listing of our shares on a U.S. Senior Exchange or the OTC Bulletin Board within our proposed timeframe. As a result, it may be difficult for you to sell your shares. After meeting the minimum offering amount, the purchase price at which you purchase shares will be determined at each monthly closing date. As a result, your purchase price may be higher than the prior monthly closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior monthly closing price. This is a "best efforts" offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform. The shares will be offered to the public through Andrew Securities, LLC, which will act as the dealer manager, and through other selected dealers that are members of the Financial Industry Regulatory Authority. Securities are not FDIC-insured, nor bank guaranteed, and may lose value. Broker-dealers are reminded that communications sent or delivered to any person must be accompanied or preceded by a prospectus in accordance with the Securities Act of 1933, as amended. This presentation does not constitute an offer to sell or a solicitation of an offer to buy the securities described herein, nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of Keating Capital before investing. The Offering may be made only by means of a prospectus. Notice to New York Investors: No offering is made to New York residents except by a prospectus filed with the Department of Law of the State of New York. The attorney general of the State of New York has not passed on or endorsed the merits of this offering. Any representation to the contrary is unlawful. Home About Us Email Disclaimer Investors Companies Contact Blog News Print this page Download PDF © 2010 Keating Capital, Inc. All rights reserved.

The opportunity to participate in the most dynamic area of the capital markets – the transition to public ownership for fast growing small to mid-sized private companies.  With Keating Capital you have an experienced partner with a unique approach to this underrepresented area of investment opportunity. Keating Investments was founded in 1997 and for the past decade or so our firm has been exclusively focused on investing in and taking micro-cap companies public.  The core team has worked together for nearly 8 years and we have been involved in investing in and taking many private companies public across a range of industries and geographies in different market conditions. We make minority non-controlling growth equity investments in rapidly growing private companies at a discount to comparable public companies.  We then help those companies obtain public company status by means of an alternative to an IPO and finally we exit the position in two to three years through open market sales. The profile of a typical investment is an established private company that’s profitable with ten to 100 million dollars in revenue and that has the ability to grow at 25 percent per annum for the next three years. What’s quite unique about what we do is, when a company actually has made a decision to obtain public company status, there’s really very few routes that the company can pursue. One is a traditional IPO, and there are virtually none of those left, and then there is a fund like Keating Capital that is focused entirely on investing in these private companies seeking to obtain pubic company status. So, in short we have very little competition for what we are doing once a company in our size range has affirmatively made a decision to seek public company status. Many investors are aware that the best growth opportunities often come from the smallest companies, because they are overlooked, undiscovered, underfollowed, not on people’s radar screens. Those are really where some of the undiscovered hidden gems are, yet our capital markets are conspiring to prevent these companies from getting public in the first place.  We really view our mission as a noble one of really remedying a very broken capital formation process for private companies that are deserving and worthy to be public companies but can’t do so, because they are operating against a regulatory regime that was written seventy years ago. We never give these most exciting entrepreneurial private companies the opportunity to flourish and to reach their full potential. For investors who are seeking an alternative investment product that is both easy to understand and accessible, Keating Capital generates absolute returns without the use of leverage by participating in both the step up in valuation and earnings growth of newly public companies. The fund’s transparency and planned liquidity through an eventual Nasdaq listing are added benefits that allow individual investors to participate in an alternative strategy that has historically only been available to some of the largest and most sophisticated institutional investors (~36 sec).Narrator Close: If you would like more information on Keating Capital you can visit us at www.KeatingCapital.com or call us at 720-889-0139.